Deferred tax assets and liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 14.7	€ 106.9
Deferred tax liabilities	(292.7)	(425.1)
Tax assets/(liabilities)	(278.0)	(318.2)	€ (345.3)
Deferred tax assets not recognized in the financial statements	53.8	78.5
Deferred tax items credited (charged) to equity	3.3	(1.5)	2.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		8.8
Deferred Tax Asset, Net	(0.1)
Deferred tax liabilities	(32.2)	(38.2)
Tax assets/(liabilities)	(32.3)	(29.4)	(33.7)
Deferred tax items credited (charged) to equity	0.0	0.0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12.0	7.9
Deferred tax liabilities	(347.6)	(376.1)
Tax assets/(liabilities)	(335.6)	(368.2)	(354.7)
Deferred tax items credited (charged) to equity	0.0	0.0
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.4	17.8
Deferred tax liabilities		0.0
Deferred Tax Liability, Net	17.7
Tax assets/(liabilities)	19.1	17.8	13.0
Deferred tax items credited (charged) to equity	(1.4)	1.5
Tax value of loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	51.1
Deferred tax liabilities		0.0
Deferred Tax Liability, Net	65.2
Tax assets/(liabilities)	65.2	51.1	43.8
Deferred tax items credited (charged) to equity	0.0	0.0
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		8.6
Deferred Tax Asset, Net	(0.8)
Deferred tax liabilities		(0.7)
Deferred Tax Liability, Net	3.7
Tax assets/(liabilities)	2.9	7.9	(8.8)
Deferred tax items credited (charged) to equity	(1.9)	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2.2	12.7
Deferred tax liabilities		(10.1)
Deferred Tax Liability, Net	0.5
Tax assets/(liabilities)	2.7	2.6	€ (4.9)
Deferred tax items credited (charged) to equity	€ 0.0	€ 0.0